Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (1,062,418)	$ (351,210)	$ (1,341,333)	$ (587,997)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock-based Compensation	109,231
Changes in assets and liabilities
Inventory	(5,618)	(104,649)	(65,318)	(3,460)
Depreciation and Amortization	518,226	4,167	263,280	5,833
Accounts receivable			(1,845)	30,000
Prepaid expenses				(4,135)
Security deposit				(9,000)
Unearned Revenue	200,000
Accounts payable and accrued liabilities	7,222	39,021	125,429	34,452
Net cash used in operating activities	(233,357)	(412,671)	(1,019,787)	(534,307)
Cash flows from investing activities
Purchases of property, plant and equipment		(80,232)	(90,893)
Net cash used in investing activities		(80,232)	(90,893)
Cash Flows from Financing Activities
Due to related party	35,000	503,952	(30,507)	(39,196)
Proceeds from related party promissory notes	196,844		1,138,570
Proceeds from the issuance of common stock				216,192
Proceeds from members’ interest				140,500
Net cash from financing activities	231,844	503,952	1,108,063	317,496
Net increase (decrease) in cash	(1,513)	11,049	(2,617)	(216,811)
Cash, beginning of period	6,191	8,808	8,808	225,619
Cash, end of period	4,678	19,857	6,191	8,808
Supplemental disclosure of cash flow information
Cash paid for interest	$ 83,676		41,837	495
Cash paid for taxes
Non-Cash investing and financing transactions
Forgiveness of receivable – related party				$ 146,617